Description of Organization and Business Operations (Details) - USD ($)			5 Months Ended	6 Months Ended	11 Months Ended
	Aug. 28, 2025	May 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Description of Organization and Business Operations [Line Items]
Increase of PIPE financing (in Dollars)					$ 0
Authorized shares				1,000	1,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Common Stock, shares issued				1,000	1,000
Ordinary shares, outstanding				1,000	1,000
Warrant [Member]
Description of Organization and Business Operations [Line Items]
Warrantn outstanding	16,925,000
Ordinary shares, outstanding	70,521,359
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Authorized capital amount (in Dollars)	$ 50,000
Authorized shares	500,000,000			500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001			$ 0.0001
Common Stock, shares issued				1,000
Stock issued during period			1,000		1,000
YD Biopharma [Member]
Description of Organization and Business Operations [Line Items]
Business combination outstanding shares	4,140,948			64,730,411
Transaction value (in Dollars)	$ 647,304,110
Share price (in Dollars per share)	$ 10
YD Biopharma [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Business combination outstanding shares	16,925,000
Warrantn outstanding	16,925,000
Private Investment in Public Equity Financing [Member]
Description of Organization and Business Operations [Line Items]
Stock issued during period	1,650,000
Shares issued price per share (in Dollars per share)	$ 8
Private Investment in Public Equity Financing [Member] | YD Biopharma [Member]
Description of Organization and Business Operations [Line Items]
Increase of PIPE financing (in Dollars)	$ 13,200,000
Subsequent Event [Member] | YD Biopharma [Member]
Description of Organization and Business Operations [Line Items]
Percentage of business combination	100.00%
Minimum [Member] | Private Investment in Public Equity Financing [Member]
Description of Organization and Business Operations [Line Items]
Increase of PIPE financing (in Dollars)		$ 15,000,000
Maximum [Member] | Private Investment in Public Equity Financing [Member]
Description of Organization and Business Operations [Line Items]
Increase of PIPE financing (in Dollars)		$ 30,000,000